Offerings - Offering: 1	Dec. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	42,589,654
Proposed Maximum Offering Price per Unit	29.00
Maximum Aggregate Offering Price	$ 1,235,099,966.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 170,567.31
Offering Note	(a) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. (b) Includes 5,555,172 shares of our Class A common stock that are subject to the underwriters' option to purchase additional shares. (c) The shares of Class A common stock being registered hereunder are in addition to the 205,850,000 shares of Class A common stock registered pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-291112).